Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions and disposals
Schedule of fair value of the assets acquired

Taiwan Hsinchu site business £m
Intangible assets	2
Property, plant and equipment	6
Inventory	5
Cash and cash equivalents	20
Other assets	6
Other liabilities	(21)
Non-controlling interests	(14)
Goodwill	124
Total	128

Consideration settled by shares in CHHL2	128
Cash consideration paid	–
Total consideration	128

Schedule of gain on disposals of businesses

Total £m
Cash consideration received	221
Net assets sold:
Goodwill	(1)
Intangible assets	(125)
Property, plant and equipment	(12)
Inventory	(5)
Other net assets	(1)
(144)
Transaction costs	(8)
Total gain on disposal	69